Basis of Presentation and General Information - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 18, 2013	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basis of Presentation and General Information
Entity incorporation, date of incorporation		May 30, 2013
Cash and cash equivalents		$ 68,156	$ 73,752	$ 48,598
Working capital deficit		$ (5,700)
Dynagas Operating GP LLC
Basis of Presentation and General Information
General partner interest in dynagas LNG partners LP		100.00%
Dynagas Holding Ltd
Basis of Presentation and General Information
Ownership percentage		42.40%
Dynagas Operating GP LLC
Basis of Presentation and General Information
Ownership percentage		100.00%
$30 million sponsor facility | Dynagas Holding Ltd
Basis of Presentation and General Information
Line of credit facility expiration date		November 2023
Revolving credit facility borrowing capacity	$ 30,000
Customer Concentration Risk | Yamal Trade | Revenue Benchmark
Basis of Presentation and General Information
Percentage of time charter revenue		34.00%	43.00%
IPO
Basis of Presentation and General Information
Date of initial public offering (IPO)		November 18, 2013
IPO | Common Limited Partner I I I
Basis of Presentation and General Information
Issuance of units in public offering	8,250,000
Shares issued, price per share	$ 18
IPO | Common Limited Partner I I I | Dynagas Holding Ltd
Basis of Presentation and General Information
Issuance of units in public offering	4,250,000
Shares issued, price per share	$ 18